Label	Element	Value
Emerging Markets Breakout Nations Portfolio
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Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 31, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 31, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2018

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
Emerging Markets Breakout Nations Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
Global Advantage Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Counterpoint Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio

International Real Estate Portfolio
Small Company Growth Portfolio
US Core Portfolio
U.S. Real Estate Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Breakout Nations Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following is hereby added as the second paragraph of the section of each Prospectus entitled "Fund Summary—Fees and Expenses":

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.